CONSOLIDATED STATEMENTS OF LOSS AND COMPREHENSIVE LOSS - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Statement
Depreciation	$ 206,900	$ 167,894
Filing and regulatory fees	291,313	305,676
Office and administration	609,616	656,264
Professional fees	273,709	368,106
Share-based payments	1,083,428	1,547,703
Shareholder communication and travel	779,452	801,100
Wages and benefits	1,890,820	1,785,624
CORPORATE EXPENSES	5,135,238	5,632,367
Foreign exchange loss	811	11,528
Interest income	(1,176,950)	(584,512)
Flow-through premium recovery	0	(759,525)
Unrealized loss (gain) on marketable securities	(620,800)	694,320
LOSS AND COMPREHENSIVE LOSS	$ 3,338,299	$ 4,994,178
Basic loss per share (in dollars per share)	$ 0.02	$ 0.03
Diluted loss per share (in dollars per share)	$ 0.02	$ 0.03
Weighted average number of common shares outstanding	159,763,750	151,531,445